Note 13 - Employee and Director Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan, Cost Recognized	$ 564,654	$ 519,300	$ 511,935
Shares Held in Employee Stock Option Plan, Allocated (in Shares)	316,575.265
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	606,604	588,203
Stock Issued During Period, Shares, Employee Stock Purchase Plans (in Shares)	626	790	1,123
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	12.00%
Discounted Future Deferred Compensation Payments [Member]
Other Liabilities	274,405	290,416
Purchased to Fund Employee Benefit Plans [Member]
Cash Surrender Value of Life Insurance	13,143,375	12,741,053
Purchased to Fund Deferred Compensation Payments [Member]
Cash Surrender Value of Life Insurance	$ 617,808	$ 594,534